Note 15 - Commitments (Details Textual)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Number of Branch Locations by Utilized Leases	6
Number of Production Offices by Utilized Leases	1
Lease, Right-of-Use Asset, Net	$ 5,400,000
Finance Lease, Right-of-Use Asset, after Accumulated Amortization, Total	4,491,000	$ 4,737,000
Operating Lease, Right-of-Use Asset	872,000	742,000
Finance Lease, Liability, Total	4,653,000
Premises and Equipment, Net [Member]
Finance Lease, Right-of-Use Asset, after Accumulated Amortization, Total	4,500,000
Accrued Interest Receivable and Other Assets [Member]
Operating Lease, Right-of-Use Asset	872,000
Other Borrowings [Member]
Finance Lease, Liability, Total	4,700,000
Accrued Interest Payable and Other Liabilities [Member]
Operating Lease, Liability, Total	$ 878,000	$ 746,000
Minimum [Member]
Lessee, Operating Lease, Remaining Lease Term (Year)	1 year
Maximum [Member]
Lessee, Operating Lease, Remaining Lease Term (Year)	19 years